Significant Accounting Policies (Details) - Schedule of straight line method over the estimated useful life of the asset	12 Months Ended
Dec. 31, 2021
Machinery and Equipment [Member]
Significant Accounting Policies (Details) - Schedule of straight line method over the estimated useful life of the asset [Line Items]
Machinery and equipment	6 – 10 years (primarily 10)
Leasehold Improvements and Furniture [Member] | Bottom of Range [Member]
Significant Accounting Policies (Details) - Schedule of straight line method over the estimated useful life of the asset [Line Items]
Estimated useful life	7 years
Leasehold Improvements and Furniture [Member] | Top of Range [Member]
Significant Accounting Policies (Details) - Schedule of straight line method over the estimated useful life of the asset [Line Items]
Estimated useful life	14 years
Computers and Programs [Member]
Significant Accounting Policies (Details) - Schedule of straight line method over the estimated useful life of the asset [Line Items]
Estimated useful life	3 years